Fair Value Measurements (Assets and Liabilities Measured at Fair Value on a Recurring Basis Dollars) (Details) (US Dollars [Member])	Mar. 31, 2011 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Level 1 [Member] JPY (¥)	Mar. 31, 2011 Level 1 [Member] USD ($)	Mar. 31, 2010 Level 1 [Member] JPY (¥)	Mar. 31, 2011 Level 1 [Member] Available-for-sale Securities [Member] Domestic Equity Securities [Member] JPY (¥)	Mar. 31, 2011 Level 1 [Member] Available-for-sale Securities [Member] Domestic Equity Securities [Member] USD ($)	Mar. 31, 2010 Level 1 [Member] Available-for-sale Securities [Member] Domestic Equity Securities [Member] JPY (¥)	Mar. 31, 2011 Level 1 [Member] Available-for-sale Securities [Member] Foreign Equity Securities [Member] USD ($)	Mar. 31, 2011 Level 1 [Member] Available-for-sale Securities [Member] Foreign Equity Securities [Member] JPY (¥)	Mar. 31, 2010 Level 1 [Member] Available-for-sale Securities [Member] Foreign Equity Securities [Member] JPY (¥)	Mar. 31, 2011 Level 1 [Member] Available-for-sale Securities [Member] Foreign Corporate Bonds [Member] JPY (¥)	Mar. 31, 2011 Level 1 [Member] Available-for-sale Securities [Member] Foreign Corporate Bonds [Member] USD ($)	Mar. 31, 2010 Level 1 [Member] Available-for-sale Securities [Member] Foreign Corporate Bonds [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] USD ($)	Mar. 31, 2011 Level 2 [Member] JPY (¥)	Mar. 31, 2010 Level 2 [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] Interest Rate Swap Agreements [Member] USD ($)	Mar. 31, 2011 Level 2 [Member] Interest Rate Swap Agreements [Member] JPY (¥)	Mar. 31, 2010 Level 2 [Member] Interest Rate Swap Agreements [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] Foreign Currency Contracts [Member] USD ($)	Mar. 31, 2011 Level 2 [Member] Foreign Currency Contracts [Member] JPY (¥)	Mar. 31, 2010 Level 2 [Member] Foreign Currency Contracts [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] Foreign Currency Options [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] Foreign Currency Options [Member] USD ($)	Mar. 31, 2010 Level 2 [Member] Foreign Currency Options [Member] JPY (¥)	Mar. 31, 2010 Level 3 [Member] JPY (¥)	Mar. 31, 2010 Level 3 [Member] Other Investments [Member] JPY (¥)	Mar. 31, 2011 Available-for-sale Securities [Member] Domestic Equity Securities [Member] USD ($)	Mar. 31, 2011 Available-for-sale Securities [Member] Domestic Equity Securities [Member] JPY (¥)	Mar. 31, 2010 Available-for-sale Securities [Member] Domestic Equity Securities [Member] JPY (¥)	Mar. 31, 2011 Available-for-sale Securities [Member] Foreign Equity Securities [Member] JPY (¥)	Mar. 31, 2011 Available-for-sale Securities [Member] Foreign Equity Securities [Member] USD ($)	Mar. 31, 2010 Available-for-sale Securities [Member] Foreign Equity Securities [Member] JPY (¥)	Mar. 31, 2011 Available-for-sale Securities [Member] Foreign Corporate Bonds [Member] USD ($)	Mar. 31, 2011 Available-for-sale Securities [Member] Foreign Corporate Bonds [Member] JPY (¥)	Mar. 31, 2010 Available-for-sale Securities [Member] Foreign Corporate Bonds [Member] JPY (¥)	Mar. 31, 2011 Interest Rate Swap Agreements [Member] JPY (¥)	Mar. 31, 2011 Interest Rate Swap Agreements [Member] USD ($)	Mar. 31, 2010 Interest Rate Swap Agreements [Member] JPY (¥)	Mar. 31, 2011 Foreign Currency Contracts [Member] USD ($)	Mar. 31, 2011 Foreign Currency Contracts [Member] JPY (¥)	Mar. 31, 2010 Foreign Currency Contracts [Member] JPY (¥)	Mar. 31, 2011 Foreign Currency Options [Member] JPY (¥)	Mar. 31, 2011 Foreign Currency Options [Member] USD ($)	Mar. 31, 2010 Foreign Currency Options [Member] JPY (¥)	Mar. 31, 2010 Other Investments [Member] JPY (¥)
Investments							¥ 38,243,000,000	$ 460,759,000	¥ 36,946,000,000	$ 82,530,000	¥ 6,850,000,000	¥ 7,813,000,000	¥ 1,845,000,000	$ 22,229,000	¥ 1,865,000,000															$ 460,759,000	¥ 38,243,000,000	¥ 36,946,000,000	¥ 6,850,000,000	$ 82,530,000	¥ 7,813,000,000	$ 22,229,000	¥ 1,845,000,000	¥ 1,865,000,000
Assets	48,459,000,000	583,843,000	52,976,000,000	46,938,000,000	565,518,000	46,624,000,000										18,325,000	1,521,000,000	536,000,000	48,000	4,000,000	52,000,000	18,036,000	1,497,000,000	356,000,000	20,000,000	241,000	128,000,000	5,816,000,000											4,000,000	48,000	52,000,000	18,036,000	1,497,000,000	356,000,000	20,000,000	241,000	128,000,000
Other investments																													5,816,000,000																			5,816,000,000
Liabilities	¥ 6,563,000,000	$ 79,072,000	¥ 7,586,000,000													$ 79,072,000	¥ 6,563,000,000	¥ 7,586,000,000	$ 35,361,000	¥ 2,935,000,000	¥ 2,737,000,000	$ 42,940,000	¥ 3,564,000,000	¥ 4,423,000,000	¥ 64,000,000	$ 771,000	¥ 426,000,000												¥ 2,935,000,000	$ 35,361,000	¥ 2,737,000,000	$ 42,940,000	¥ 3,564,000,000	¥ 4,423,000,000	¥ 64,000,000	$ 771,000	¥ 426,000,000